SUMMARY OF INVESTMENT IN UNCONSOLIDATED ENTITIES (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Impairment Effects on Earnings Per Share [Line Items]
Subtotal		$ 1,743,231	$ 6,600,940
Less, allowance for impairment losses		(1,537,000)	(1,537,000)
Investments		206,231	5,063,940
GNTW Stock Warrant [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal		143,641	3,570,000
GNTW Common Stock [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal		18,300	393,141
Stemtech Convertible Note [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal		44,290	1,100,799
Moji Life, LLC. [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal		$ 1,537,000	$ 1,537,000